UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     November 8, 2010

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 67

Form 13F Table Value Total: $104,672
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

          NAME OF ISSUER               TITLE OF CLASS            CUSIP              VALUE (THOUSANDS)          SHARES/PRN AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI LTD                   SPONSORED ADR          035128206                        4,624                    100,000
APPLE INC                                    COM               037833100                          709                      2,500
BARRICK GOLD CORP                            COM               067901108                        7,038                    152,051
BECTON DICKINSON                             COM               075887109                          222                      3,000
BERKSHIRE HATHAWAY INC DEL                CL B NEW             084670702                        4,465                     54,000
CANADIAN NAT RES LTD                         COM               136385101                          692                     20,000
COSTCO WHSL CORP NEW                         COM               22160K105                          645                     10,000
FREEPORT-MCMORAN                             COM               35671D857                        3,416                     40,000
GENERAL ELECTRIC CO                          COM               369604103                          585                     36,000
GOLDCORP INC NEW                             COM               380956409                        4,021                     92,385
GOLDEN STAR RES LTD CDA                      COM               38119T104                        4,199                    850,000
GOLDMAN SACHS GROUP INC                      COM               38141G104                          564                      3,900
GOOGLE INC                                  CL A               38259P508                        1,148                      2,184
GREAT BASIN GOLD LTD                         COM               390124105                        2,450                  1,000,000
INTERNATIONAL TOWER HILL MIN                 COM               46050R102                        3,140                    500,000
ISHARES SILVER TRUST                       ISHARES             46428Q109                          543                     25,464
JAGUAR MNG INC                               COM               47009M103                        5,200                    800,000
JOHNSON & JOHNSON                            COM               478160104                          682                     11,000
JPMORGAN CHASE                               COM               46625H100                          739                     19,400
KINROSS GOLD CORP                        COM NO PAR            496902404                        6,001                    319,370
MASTERCARD INC                              CL A               57636Q104                        2,240                     10,000
MINEFINDERS LTD                              COM               602900102                        1,962                    200,000
NEW GOLD INC CDA                             COM               644535106                        2,356                    350,000
NORTHERN DYNASTY MINERALS LT               COM NEW             66510M204                        5,106                    600,000
NORTHGATE MINERALS CORP                      COM               666416102                        5,151                  1,700,000
PULTE GROUP INC                              COM               745867101                          175                     20,000
RANDGOLD RES LTD                             ADR               752344309                        3,044                     30,000
SILVERCORP METALS INC                        COM               82835P103                        2,484                    300,000
SPDR GOLD TRUST                           GOLD SHS             78463V107                        1,958                     15,310
TRAVELERS COMPANIES INC                      COM               89417E109                          469                      9,000
ALPINE GLOBAL PREMIER PPTYS                COM SBI             02083A103                          720                    108,946
AMAZON COM INC                               COM               023135106                          314                      2,000
APPLE INC                                    COM               037833100                          596                      2,100
BERKSHIRE HATHAWAY INC DEL                CL B NEW             084670702                          289                      3,500
BLACKROCK CREDIT ALL IN TR I               COM SHS             09249V103                          511                     45,393
BLACKROCK CREDIT ALL INC TR                  COM               09255J101                          977                    100,000
BLACKROCK INCOME TR INC                      COM               09247F100                          732                    104,900
CALAMOS STRATEGIC TOTL RETN            COM SH BEN INT          128125101                        1,014                    115,000
COHEN & STEERS DIV MJRS FDIN                 COM               19248G106                        1,078                     95,228
COHEN & STEERS INFRASTRUCTUR                 COM               19248A109                        1,135                     71,292
COHEN & STEERS QUALITY RLTY                  COM               19247L106                        1,212                    154,233
COHEN & STEERS REIT & PFD IN                 COM               19247X100                          958                     73,043
DCA TOTAL RETURN FD                          COM               233066109                        1,811                    593,770
FIRST TR STRAT HGH INC FD II                 COM               33735C106                          892                    205,000
FRANKLIN RES INC                             COM               354613101                          321                      3,000
GABELLI DIVD & INCOME TR                     COM               36242H104                          752                     54,000
GOOGLE INC                                  CL A               38259P508                          263                        500
HELIOS ADVANTAGE INCOME FD I               COM NEW             42327W206                        1,017                    142,097
HOME DEPOT INC                               COM               437076102                          222                      7,000
JOHN HANCOCK BK &THRIFT OPP            SH BEN INT NEW          409735206                          622                     42,000
KOHLBERG CAPITAL CORP                        COM               500233101                          858                    128,217
LAZARD WORLD DIVID & INCOME                  COM               521076109                          816                     63,526
LMP CAP & INC FD                             COM               50208A102                          319                     27,974
MACQUARIE FT TR GB INF UT DI                 COM               55607W100                        1,174                     88,590
MACQUARIE GLBL INFRA TOTL RE                 COM               55608D101                        1,013                     61,321
MCDONALDS CORP                               COM               580135101                          224                      3,000
MCG CAPITAL CORP                             COM               58047P107                          642                    110,000
MVC CAPITAL INC                              COM               553829102                        1,316                    101,500
NFJ DIVID INT & PREM STRTGY                COM SHS             65337H109                        1,145                     72,642
NGP CAP RES CO                               COM               62912R107                        1,151                    127,075
NUVEEN DIVERSIFIED DIV INCM                  COM               6706EP105                          680                     62,000
PFIZER INC                                   COM               717081103                          172                     10,000
PROCTER & GAMBLE CO                          COM               742718109                          240                      4,000
RIVERSOURCE LASALLE INTL R/E                 COM               76932W102                          663                     71,173
RMR REAL ESTATE INCOME FD                  COM SHS             74964K609                        1,665                     59,477
SARATOGA INVESTMENT CORP                   COM NEW             80349A208                          927                     48,591
WAL MART STORES                              COM               931142103                          203                      3,800


                                                                INVESTMENT         OTHER
        NAME OF ISSUER            SH/PRN       PUT/CALL         DISCRETION        MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI LTD                                            DEFINED                                  100,000
APPLE INC                                                        DEFINED                                    2,500
BARRICK GOLD CORP                                                DEFINED                                  152,051
BECTON DICKINSON                                                 DEFINED                                    3,000
BERKSHIRE HATHAWAY INC DEL                                       DEFINED                                   54,000
CANADIAN NAT RES LTD                                             DEFINED                                   20,000
COSTCO WHSL CORP NEW                                             DEFINED                                   10,000
FREEPORT-MCMORAN                                                 DEFINED                                   40,000
GENERAL ELECTRIC CO                                              DEFINED                                   36,000
GOLDCORP INC NEW                                                 DEFINED                                   92,385
GOLDEN STAR RES LTD CDA                                          DEFINED                                  850,000
GOLDMAN SACHS GROUP INC                                          DEFINED                                    3,900
GOOGLE INC                                                       DEFINED                                    2,184
GREAT BASIN GOLD LTD                                             DEFINED                                1,000,000
INTERNATIONAL TOWER HILL MIN                                     DEFINED                                  500,000
ISHARES SILVER TRUST                                             DEFINED                                   25,464
JAGUAR MNG INC                                                   DEFINED                                  800,000
JOHNSON & JOHNSON                                                DEFINED                                   11,000
JPMORGAN CHASE                                                   DEFINED                                   19,400
KINROSS GOLD CORP                                                DEFINED                                  319,370
MASTERCARD INC                                                   DEFINED                                   10,000
MINEFINDERS LTD                                                  DEFINED                                  200,000
NEW GOLD INC CDA                                                 DEFINED                                  350,000
NORTHERN DYNASTY MINERALS LT                                     DEFINED                                  600,000
NORTHGATE MINERALS CORP                                          DEFINED                                1,700,000
PULTE GROUP INC                                                  DEFINED                                   20,000
RANDGOLD RES LTD                                                 DEFINED                                   30,000
SILVERCORP METALS INC                                            DEFINED                                  300,000
SPDR GOLD TRUST                                                  DEFINED                                   15,310
TRAVELERS COMPANIES INC                                          DEFINED                                    9,000
ALPINE GLOBAL PREMIER PPTYS                                      DEFINED              1                   108,946
AMAZON COM INC                                                   DEFINED              1                     2,000
APPLE INC                                                        DEFINED              1                     2,100
BERKSHIRE HATHAWAY INC DEL                                       DEFINED              1                     3,500
BLACKROCK CREDIT ALL IN TR I                                     DEFINED              1                    45,393
BLACKROCK CREDIT ALL INC TR                                      DEFINED              1                   100,000
BLACKROCK INCOME TR INC                                          DEFINED              1                   104,900
CALAMOS STRATEGIC TOTL RETN                                      DEFINED              1                   115,000
COHEN & STEERS DIV MJRS FDIN                                     DEFINED              1                    95,228
COHEN & STEERS INFRASTRUCTUR                                     DEFINED              1                    71,292
COHEN & STEERS QUALITY RLTY                                      DEFINED              1                   154,233
COHEN & STEERS REIT & PFD IN                                     DEFINED              1                    73,043
DCA TOTAL RETURN FD                                              DEFINED              1                   593,770
FIRST TR STRAT HGH INC FD II                                     DEFINED              1                   205,000
FRANKLIN RES INC                                                 DEFINED              1                     3,000
GABELLI DIVD & INCOME TR                                         DEFINED              1                    54,000
GOOGLE INC                                                       DEFINED              1                       500
HELIOS ADVANTAGE INCOME FD I                                     DEFINED              1                   142,097
HOME DEPOT INC                                                   DEFINED              1                     7,000
JOHN HANCOCK BK &THRIFT OPP                                      DEFINED              1                    42,000
KOHLBERG CAPITAL CORP                                            DEFINED              1                   128,217
LAZARD WORLD DIVID & INCOME                                      DEFINED              1                    63,526
LMP CAP & INC FD                                                 DEFINED              1                    27,974
MACQUARIE FT TR GB INF UT DI                                     DEFINED              1                    88,590
MACQUARIE GLBL INFRA TOTL RE                                     DEFINED              1                    61,321
MCDONALDS CORP                                                   DEFINED              1                     3,000
MCG CAPITAL CORP                                                 DEFINED              1                   110,000
MVC CAPITAL INC                                                  DEFINED              1                   101,500
NFJ DIVID INT & PREM STRTGY                                      DEFINED              1                    72,642
NGP CAP RES CO                                                   DEFINED              1                   127,075
NUVEEN DIVERSIFIED DIV INCM                                      DEFINED              1                    62,000
PFIZER INC                                                       DEFINED              1                    10,000
PROCTER & GAMBLE CO                                              DEFINED              1                     4,000
RIVERSOURCE LASALLE INTL R/E                                     DEFINED              1                    71,173
RMR REAL ESTATE INCOME FD                                        DEFINED              1                    59,477
SARATOGA INVESTMENT CORP                                         DEFINED              1                    48,591
WAL MART STORES                                                  DEFINED              1                     3,800